Floor plan financing (Tables)	12 Months Ended
Aug. 31, 2025
Floor plan financing
Schedule of movement in the floor plan

	2025	2024
	$	$
Opening balance	—	—
Proceeds received from floor plan lenders	1,069,341	—
Payments reimbursed to floor plan lenders	(10,531,983)	—
Business acquisition	41,974,306	—
Closing balance	32,511,664	—